Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
20.	Subsequent Events

(a)	On
March
1,
2017
the Company, following the term sheet of
May
13,
2016,
entered into a term loan with the bank to partially finance the acquisition of two
LPG carriers on their delivery. The aggregate term loan is up to
$76,020,000
and will be drawn down in
two
tranches upon the delivery of each vessel. The total facility will be repayable, with the first
installment commencing
three
months after the drawdown, in
thirty
two
consecutive quarterly installments plus a balloon payment payable together with the last installment.

(b)	On January 3, 2017, January 19, 2017 and March 16, 2017, the Company paid to the shipbuilder three installments amounting to $15,624,000 for two LPG carriers under construction contracted in 2014.